Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

Schedule II - Valuation and Qualifying Accounts

Verizon Communications Inc. and Subsidiaries

For the Years Ended December 31, 2011, 2010 and 2009

				(dollars in millions)
		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts Note (a)(b)	Deductions Note (c)(d)	Balance at End of Period
Allowance for Uncollectible
Accounts Receivable:
Year 2011	$876	$1,026	$139	$1,239	$802
Year 2010	976	1,246	103	1,449	876
Year 2009	941	1,306	418	1,689	976

Valuation Allowance for Deferred Tax Assets:
Year 2011	$3,421	$108	$25	$1,178	$2,376
Year 2010	2,942	675	4	200	3,421
Year 2009	2,995	404	43	500	2,942

(a)	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.

(b)	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.

(c)	Amounts written off as uncollectible or transferred to other accounts or utilized.

(d)	Reductions to valuation allowances related to deferred tax assets.